Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net Loss	$ (2,547,264)	$ (1,705,146)	$ (3,029,780)	$ (3,842,014)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	20,107	20,042	27,620	28,103
Asset impairment expense			95,872
Net change in unrealized appreciation and depreciation in gold bullions	(142,609)	(4,526)	(55,985)	(38)
Amortization of debt discount	(142,609)	(4,526)		1,111,580
Change in fair value of marketable securities
Imputed interest - related party	60,693	60,472	80,851	80,849
Stock issuable for services			225,000
Warrants issued/(cancelled) to consultants	816,718	168,001	538,633	234,698
Changes in operating assets and liabilities:
Decrease (Increase) prepaid expenses	(26,327)	15,503	763	(4,610)
(Increase) in inventory			(304)	(6,580)
Decrease (Increase) in deposits	(3,656)		2,608	(98,480)
Decrease in operating lease right-of-use, net	36,631	36,428	48,064	45,275
Increase in accrued expenses and other payables - related party	521,912	550,626	869,640	470,448
Decrease in accounts payable	(27,188)	(20,686)	1,298	138,159
Decrease in operating lease liabilities, current	(35,580)	(37,476)	(48,763)	(44,577)
Net Cash Used In Operating Activities	(1,326,563)	(916,762)	(1,244,483)	(1,887,187)
Net Cash Flows From Investing Activities
Purchase of treasury bills		(2,587,811)	(2,587,811)
Proceeds from maturity of treasury bills		2,587,811	2,587,811
Purchase of fixed assets		(6,399)	(6,399)	(5,021)
Net Cash Provided by Investing Activities		(6,399)	(6,399)	(5,021)
Cash Flows From Financing Activities:
Repayment of notes payable - related party				(40,000)
Proceeds from convertible note payable, net of original issue discount				2,760,000
Principal payments on debt	(35,244)	(45,000)	(60,000)	(60,000)
Proceeds from warrant exercise				(739,864)
Net Cash Used In Financing Activities	(35,244)	(45,000)	(60,000)	3,399,864
Net Change in Cash and Cash Equivalents	(1,361,807)	(968,161)	(1,310,882)	1,507,656
Cash and Cash Equivalents at Beginning of Year	2,551,834	3,862,716	3,862,716	2,355,060
Cash and Cash Equivalents at End of Year	1,190,027	2,894,555	2,551,834	3,862,716
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise		100,000	100,000
Adoption of lease standard ASC 842	30,084	85,023	85,023
Adoption of lease standard ASC 842	39,489
Preferred share issued in connection with debt cancellation - related party	$ 20,000
Proceeds from warrant exercise				739,864
Warrant discount in connection with cashless warrant exercise				625,003
Shares issued in connection with convertible note payable				$ 3,935,615